SHARE SPLIT (Details) (USD $)	0 Months Ended				0 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended
	Nov. 15, 2010 Class A common shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Dec. 31, 2011 Class A common shares [Member]	Nov. 14, 2010 Class A common shares [Member]	Nov. 15, 2010 Class B common shares [Member]	Dec. 31, 2012 Class B common shares [Member]	Dec. 31, 2011 Class B common shares [Member]	Nov. 14, 2010 Class B common shares [Member]	Nov. 15, 2010 Series A convertible preferred shares [Member]	Nov. 14, 2010 Series A convertible preferred shares [Member]	Nov. 15, 2010 Series B convertible preferred shares [Member]	Nov. 14, 2010 Series B convertible preferred shares [Member]	Nov. 15, 2010 Series C convertible preferred shares [Member]	Nov. 14, 2010 Series C convertible preferred shares [Member]	Jun. 30, 2010 Series C convertible preferred shares [Member]
Class of Stock [Line Items]
Common shares, shares issued	10,060,000	268,919,350	265,082,760	1,006,000	175,944,260	131,916,660	131,916,660	17,594,426
Common shares, shares outstanding	10,060,000	268,919,350	265,082,760	1,006,000	175,944,260	131,916,660	131,916,660	17,594,426
Preferred stock, shares issued									44,285,710	4,428,571	43,995,740	4,399,574	49,268,500	4,926,850	8,849,330
Preferred stock, shares outstanding									44,285,710	4,428,571	43,995,740	4,399,574	49,268,500	4,926,850
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001
Stock split ratio	10				10				10		10		10